SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Advertising expenses from continuing operations	$ 2,112	$ 2,204	$ 1,123
Advertising expense from discontinued operations	26	179	132
Shipping and handling costs from continuing operations	252	330	327
Shipping and handling costs from discontinued operations	1	8	4
Individual customers accounts receivable, Maximum percentage	10.00%	10.00%	10.00%
Cash and cash equivalents from the continuing operations and discontinued operations, denominated in RMB	36,360	16,716
Foreign currency risk, cash and cash equivalents, represented amount, percent	73.10%	32.80%
Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) [Member]
Restricted cash	6	2,676
Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member]
Recognized revenues before business tax and related surcharges in connection with expired study cards	113	103	90
Business tax and related surcharges, percent	3.00%	3.00%	3.00%
Business tax and related surcharges, amount	$ 1,331	$ 918	$ 777
PRC value added tax ("VAT"), general rate	13.00%
Beijing Champion Education Technology Co Ltd (Champion Education Technology) [Member]
PRC value added tax ("VAT"), general rate	3.00%
Business tax incurred	5.00%
Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]
PRC value added tax ("VAT"), general rate	6.00%
Business tax incurred	5.00%
Accounts Receivable [Member] | Concentration Risk Customer One [Member]
Individual customers accounts receivable, Maximum percentage	43.70%	28.40%
Accounts Receivable [Member] | Concentration Risk Customer Two [Member]
Individual customers accounts receivable, Maximum percentage		12.60%